Segment Information and Sales to Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%